Advances for Vessels Acquisitions	6 Months Ended
Jun. 30, 2014
Advances For Vessels Acquisitions [Abstract]
Advances for Vessels Acquisitions
6.      Advances for Vessels Acquisitions:

	December 31, 2013	June 30, 2014

Pre-delivery Yard installments	$66,780	$66,780
Bareboat capital leases - upfront hire & handling fees	-	12,012
Capitalized interest and finance costs	633	1,885
Other capitalized costs (Note 3)	519	1,117
Total	$67,932	$81,794

On July 5, 2013, Star Bulk through two wholly-owned subsidiaries, Star Cape I LLC and Star Cape II LLC, contracted with Shanghai Waigaoqiao Shipbuilding Co. Ltd., or SWS, shipyard to build two 180,000 dwt eco-type, fuel efficient Capesize dry bulk vessels, Hull 1338 and Hull 1339.
On September 23, 2013, Star Bulk through two wholly-owned subsidiaries, Star Castle I LLC and Star Castle II LLC, contracted with SWS, to build two 208,000 dwt eco-type, fuel efficient Newcastlemax dry bulk vessels, Hull 1342 and Hull 1343
On September 27, 2013, Star Bulk through three wholly-owned subsidiaries, Star Axe I LLC, Star Axe II LLC and Star Ennea LLC, contracted with Nantong COSCO KHI Ship Engineering Co., or NACKS, shipyard to build two 61,000 dwt eco-type, fuel efficient Ultramax dry bulk vessels, Hull NE 196 and Hull NE 197 and one 209,000 dwt eco-type, fuel efficient Newcastlemax dry bulk vessel, Hull NE 198.
On October 22, 2013, Star Bulk through two wholly-owned subsidiaries, Star Asia I LLC and Star Asia II LLC, contracted with Japan Marine United Corporation, or JMU, shipyard to build two 60,000 dwt eco-type,fuel efficient Ultramax dry bulk vessels, Hull 5040 and Hull 5043.
The total aggregate contracted price for all nine newbuilding vessels is $367,400 plus agreed extras costs of $3,314, payable in periodic installments up to their deliveries. During the year ended December 31, 2013, and for the six month period ended June 30, 2014, the Company paid advances to the shipyards amounting to $66,780.
On February 17, 2014, the Company entered into agreements, or the “Bareboat Charters”, with CSSC (Hong Kong) Shipping Company Limited, or CSSC, an affiliate of SWS, to bareboat charter for ten years, two fuel efficient newbuilding Newcastlemax dry bulk vessels, Hull 1372 and Hull 1371, or the “CSSC Vessels”, each with a cargo carrying capacity of 208,000 dwt, which are under construction. The vessels are being constructed pursuant to shipbuilding contracts entered into between two pairings of affiliates of SWS. Each pair has one shipyard party (each, an “SWS Builder”) and one ship-owning entity (each an “SWS Owner”). Delivery to the Company of each vessel is deemed to occur upon delivery of the vessel to the SWS Owner from the corresponding SWS Builder. An amount of $47,200 and $46,400, respectively, for the construction cost of each vessel will be financed by the relevant SWS Owner, to whom the Company will pay a daily bareboat charter hire rate payable monthly plus a variable amount corresponding to the LIBOR rate payable every six months. In addition, the Company will pay for Hull 1371 an installment of $300 plus an additional amount of $378 per vessel for agreed extra costs. In addition, the Company is also obliged to pay an amount of $936 representing handling fees in two installments. The first installment of $462 was paid upon the signing of the Bareboat Charters, and the second installment is due in one year. Under the terms of the Bareboat Charters, the Company has the option to purchase the CSSC Vessels at any time, such option exercisable on a monthly basis against a predetermined, amortizing balance payment whilst it has a respective obligation of purchasing the vessels at the expiration of the bareboat term. Upon the earlier of the exercise of the purchase options or the expiration of the Bareboat Charters, the Company will own the CSSC Vessels.
Based on ASC Topic 840, the Company determined that the bareboat charters should be classified as capital leases. In addition, based on the lease agreement provisions, the Company is deemed to have substantially all of the construction period risk and therefore is considered the owner of the vessels during the construction period. Therefore the amount of $12,012 paid during the six months ended June 30, 2014, representing the first installment of upfront hire and the handling fees for the two newbuilding vessels, has been capitalized and is included under “Advances for vessel acquisitions” in the accompanying unaudited consolidated balance sheets.
Each of the above Bareboat Charters is considered a sales type lease and will be accounted for as a sale and leaseback transaction upon the delivery of each newbuilding to the Company and the beginning of the lease term. At that time the financial liability and the financial asset will be recognized in accordance with the applicable capital lease accounting guidance.
The amounts of $67,932 and $81,794 are included in “Advances for vessel acquisitions” in the accompanying consolidated balance sheets, and represent amounts paid to shipyards for newbuilding vessels, upfront hire payments and handling fees payments for the bareboat charters, capitalized interest and finance costs and other capitalized costs, as analyzed in the table in this Note.